STAFF COSTS	6 Months Ended
Jun. 30, 2026
STAFF COSTS
STAFF COSTS	NOTE 2 - STAFF COSTS
Staff costs included in operating expenses relate to the 106 seafarers employed under Danish contracts (30 June 2025: 107, 31 December 2025: 105).
The average number of employees is calculated as a full-time equivalent (FTE).

USDm	Q2 2026	Q2 2025	Q1-Q2 2026	Q1-Q2 2025	FY 2025
Included in operating expenses	2.6	2.5	5.2	4.9	9.9
Included in administrative expenses	19.0	19.6	36.6	40.4	87.4
Total staff costs	21.6	22.1	41.8	45.3	97.3
As at 30 June 2026 TORM has a pool of 3,891 (30 June 2025: 3,798, 31 December 2025: 3,804)
seafarers.
The majority of seafarers on vessels are on short-term contracts. The average number of seafarers on board vessels on short-term contracts for the first six months of 2026 were on average 1,802 (30 June
2025: 1,780, 31 December 2025:1,753).
Total seafarers costs for the first six months of 2026 were USD 80.8m (30 June 2025: USD 75.3m, 31
December 2025: USD 148.7m) which are included in "Operating expenses" of which USD 75.7m (30
June 2025 :USD 70.4m, 31 December 2025: USD 138.8m) pertains to cost for seafarers on board vessels on short-term contracts and USD 5.2m (30 June 2025: USD 4.9m, 31 December 2025: USD
9.9m) pertains to cost for seafarers employed under the Danish contract as indicated in the staff costs table above.
Total compensation to the Board of Directors and the Senior Management Team, including the CEO, expensed during the period amounts to USD 7.7m (30 June 2025: USD 9.2m, 31 December 2025: USD
20.7m).
As announced on 26 February 2026, the Board of Directors agreed to grant a total of 1,356,087 (2025:
1,326,087) RSUs to certain employees. The vesting period of the program is three years. The exercise price is set at DKK 167.1 (2025: DKK 162.4). The exercise price is adjusted in the future by dividend payments. The exercise period is 360 days from each vesting date. The fair value of the RSUs granted was determined using the Black-Scholes model and amounts to USD 9.0m (30 June 2025: 3.3m). The average remaining contractual life for the restricted shares as of 30 June 2026 is 1.5 years (30 June
2025: 1.5 years, 31 December 2025: 1.5 years).
In addition to the RSUs granted to certain employees, the CEO was granted 255,200 (2025: 255,200)
restricted stock options on similar terms as outlined above. The fair value of the CEO's options was determined using the Black-Scholes model and amounts to USD 1.9m (30 June 2025: USD 0.7m).